REVENUE-EARNING VEHICLES - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc.)	12 Months Ended
Dec. 31, 2011
Dollar Thrifty Automotive Group Inc.
REVENUE-EARNING VEHICLES

4. REVENUE-EARNING VEHICLES

        Revenue-earning vehicles consist of the following:

	December 31,
	2011	2010
	(In Thousands)
Revenue-earning vehicles	$1,858,766	$1,668,473
Less: Accumulated depreciation	(390,931)	(326,651)

	$1,467,835	$1,341,822

        The Company has multi-year vehicle supply agreements with both Chrysler and Ford Motor Company covering vehicle purchases through the 2012 and 2013 model years, respectively, and has an annual vehicle purchase agreement with General Motors Company covering vehicle purchases through the 2012 model year. See Note 14 for the amount of outstanding vehicle purchase commitments.

        The Company acquires both Program and Non-Program Vehicles from various manufacturers and receives payments under its various supplier agreements for promotional payments, incentives primarily related to the disposal of revenue-earning vehicles and interest reimbursement for Program Vehicles while at auction and for certain delivery related interest costs. The aggregate amount of payments recognized from manufacturers for guaranteed residual value program payments, buyback or repurchase payments, promotional payments, interest reimbursement and other incentives, other than recovery costs, totaled $180.5 million, $175.6 million and $524.4 million in 2011, 2010 and 2009, respectively, of which a substantial portion of the payments relate to the guaranteed residual value or manufacturer buyback programs. The outstanding balances at year-end are included in Vehicle Manufacturer Receivables within Receivables, net on the consolidated balance sheet.